Cover	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-40301
Entity Registrant Name	Infobird Co., Ltd
Entity Central Index Key	0001815566
Entity Address, Address Line One	Room 706
Entity Address, Address Line Two	7/F, Low Block, Grand Millennium Plaza
Entity Address, Address Line Three	181 Queen’s Road Central
Entity Address, City or Town	Central
Entity Address, Country	HK